Note 9 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 45,644
2024	43,534
2025	42,622
2026	41,121
2027	$ 40,174